Ariel Appreciation Fund
Ariel Appreciation Fund
INVESTMENT OBJECTIVE
Ariel Appreciation Fund’s fundamental objective is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Ariel Appreciation Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ariel Appreciation Fund	Investor Class	Institutional Class
Management fees	0.69%	0.69%
Distribution and service (12b-1) fees	0.25%	none
Other expenses	0.18%	0.10%
Total annual fund operating expenses	1.12%	0.79%

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Appreciation Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.

Expense Example - Ariel Appreciation Fund - USD ($)	1-Year	3-Year	5-Year	10-Year
Investor Class	114	356	617	1,363
Institutional Class	81	252	439	978

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Ariel Appreciation Fund invests in mid-sized undervalued companies that show strong potential for growth.  The Fund invests primarily in equity securities of U.S. companies, and the Fund generally will have a weighted average market capitalization between $2 billion and $15 billion.  The Fund will not hold stocks that fall within the top quintile (i.e., the largest cap stocks) of the Russell U.S. equity indexes (a comprehensive representation of market-cap weighted security indexes of the investable U.S. equity market) and if a stock held in the Fund moves into the top quintile, it will be sold by the end of the following quarter.

The essence of the Fund’s strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time—generally five years.  However, the holding period may vary for any particular stock.

The Fund seeks to invest in quality companies in industries in which Ariel has expertise. These industries include the financial services and consumer discretionary sectors, in which sectors the Fund may invest a significant portion of its assets.  The Fund only buys when Ariel believes that these companies are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double-digit earnings growth, skilled management teams, and solid financials.  A high barrier to entry may exist where, for example, significant capital is required for new companies to enter a particular marketplace, thus giving companies already within the marketplace a perceived competitive advantage.  Ariel’s strategy to focus on a limited number of companies and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor—generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  The primary reasons we will sell a stock are: (i) if its valuation reaches our private market value, as determined by Ariel, (ii) if a better opportunity for investment presents itself, or (iii) if there are material changes to a company’s fundamentals.

The Fund does not invest in companies whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Appreciation Fund is a diversified fund that will generally hold between 25–45 securities in its portfolio.

PRINCIPAL RISKS
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

●
Medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.  Medium capitalization stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large capitalization stocks.

●
Investing in equity securities is risky and subject to the volatility of the markets.  Equity securities represent an ownership position in a company.  The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.  Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.

●	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.

●
The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

PERFORMANCE
The bar chart and the table on the next page show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad measure of market performance, and indexes that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total return for the year ended December 31

Best Quarter:	2Q ‘09	+ 29.74%
Worst Quarter:	4Q ‘08	- 29.88%

Average annual total returns as of December 31, 2015
Average Annual Returns - Ariel Appreciation Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class	Investor Class return before taxes	(6.22%)		10.40%		7.56%		10.67%		Dec. 01, 1989
Institutional Class	Institutional Class return before taxes	(5.92%)	[1]	10.67%	[1]	7.69%	[1]	10.72%	[1]	Dec. 30, 2011	[1]
After Taxes on Distributions | Investor Class	Investor Class return after taxes on distributions	(8.55%)		8.38%		6.07%		9.28%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Class return after taxes on distributions and sale of fund shares	(1.47%)		8.23%		6.02%		8.97%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%		12.57%		7.31%		9.30%		Dec. 01, 1989
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)	(4.78%)		11.25%		7.61%		11.29%		Dec. 01, 1989
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	(2.44%)		11.44%		8.00%		11.11%		Dec. 01, 1989
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund's Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as IRAs. After-tax returns are shown for the Investor Class only.  After-tax returns for the Institutional Class will vary.